Deferred Tax Assets and Liabilities	6 Months Ended
Jun. 30, 2026
Net deferred tax assets and liabilities [abstract]
Deferred Tax Assets and Liabilities
6 Deferred Tax Assets and Liabilities
The Group records the tax effect resulting from temporary differences between the assets and liabilities determined on an accounting basis and on a tax basis.
The balance of the deferred tax assets and deferred tax liabilities, on a consolidated basis, is USD318 thousand as of June 30, 2026 (December 31, 2025: USD326 thousand), consisting of tax benefits to be used in future periods and USD65 thousand as of June 30, 2026 (December 31, 2025: USD126 thousand), comprised primarily of unrealized foreign exchange gains and leases right of use assets temporary differences, partially offset by the related lease liability.
The variance of the tax effect described above impacted “Income tax expense” by USD(57) thousand, relating to remaining impacts.
As mentioned on the annual report, the offset between deferred tax assets and liabilities is performed at each subsidiary level.